CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Partnership's investment and relevant financial information
Partnership's Fair Value	$ 99,262,759	[1]	$ 157,474,126	[1]
Partnership's Cost	108,415,115		157,905,014
Alamo Global Horizons, LLC
Partnership's investment and relevant financial information
Partnership's Fair Value	17,559,155		30,058,051
Partnership's Cost	20,116,405		29,710,429
Partnership's investment % of Non-Consolidated LLC	76.18%		79.57%
Management Fee (as a percent)	2.00%		2.00%
Profit Share (as a percent)	20.00%		20.00%
Breakout Global Horizons, LLC
Partnership's investment and relevant financial information
Partnership's Fair Value	18,966,146		32,953,719
Partnership's Cost	23,560,266		34,228,076
Partnership's investment % of Non-Consolidated LLC	48.24%		56.48%
Management Fee (as a percent)	1.00%		1.00%
Profit Share (as a percent)	15.00%		15.00%
Cambridge Global Horizons, LLC
Partnership's investment and relevant financial information
Partnership's Fair Value	24,462,897		35,431,925
Partnership's Cost	21,260,160		35,240,173
Partnership's investment % of Non-Consolidated LLC	59.84%		72.80%
Management Fee (as a percent)	2.00%		2.00%
Profit Share (as a percent)	20.00%		20.00%
Nets Global Horizons, LLC
Partnership's investment and relevant financial information
Partnership's Fair Value	17,110,071		31,341,984
Partnership's Cost	22,837,847		32,675,816
Partnership's investment % of Non-Consolidated LLC	57.54%		62.57%
Management Fee (as a percent)	2.00%		2.00%
Profit Share (as a percent)	17.00%		17.00%
Quantum Global Horizons, LLC
Partnership's investment and relevant financial information
Partnership's Fair Value	21,164,490		27,688,447
Partnership's Cost	$ 20,640,437		$ 26,050,520
Partnership's investment % of Non-Consolidated LLC	47.64%		58.69%
Management Fee (as a percent)	0.00%		0.00%
Profit Share (as a percent)	30.00%		30.00%

[1]	See Note 3